INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
INVESTMENTS
14.    INVESTMENTS
14.1.Investments breakdown

	December 31, 2023	December 31, 2022

Investments in associates and joint ventures	355,520	354,200
Goodwill	228,887	233,399
Other investments evaluated at fair value through other comprehensive income – Celluforce	23,606	24,917
	608,013	612,516
14.2.Investments in associates and joint ventures

	Information of joint ventures as of December 31, 2023			Company Participation
				Carrying amount		In the income (expenses) for the year
	Equity	Income (expenses) of the year	Participation equity (%)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Associate
Ensyn Corporation	1,515	(29,648)	25.53%	387	1,250	(12,448)	(1,036)
Spinnova Plc (1)	509,777	(56,567)	18.78%	95,736	113,079	(20,109)	2,871
				96,123	114,329	(32,557)	1,835

Joint ventures
Domestic (Brazil)
Biomas	16,782	(13,218)	16.66%	2,797		(2,203)
Ibema Companhia Brasileira de Papel	314,033	103,399	49.90%	156,703	158,996	35,161	48,891
Foreign
F&E Technologies LLC	9,973		50.00%	4,987	5,230
Woodspin Oy	189,821	(39,560)	50.00%	94,910	75,645	(19,780)	(2,220)
				259,397	239,871	13,178	46,671

Other movements				23,606	24,917		235,862
				23,606	24,917		235,862
				379,126	379,117	(19,379)	284,368

(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR2.40 (two Euros and forty cents) on December 31, 2023 and (EUR5.44 (five Euros and forty-four cents) in December 31, 2022).